Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 25, 2019
Supplementary Cash Flow Information [Line Items]
Increase to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ 89,408	$ 8,998
Agreement with United Copper & Moly LLC ("UCM") [Member] | Rosemont Project [Member]
Supplementary Cash Flow Information [Line Items]
Loan receivable balance written off			$ 25,978
Cost [Member]
Supplementary Cash Flow Information [Line Items]
Increase to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	89,408	8,998
Additions	181,855	115,559
Plant and equipment- ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 22,158	$ 0